SHARE-BASED COMPENSATION - Restricted share units under 2015 and 2020 plan (Details) - Restricted share units ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at the beginning of the period (in shares) | shares	16,403,126
Granted (in shares) | shares	9,253,000
Vested (in shares) | shares	(4,531,090)
Forfeited (in shares) | shares	(687,452)
Unvested the end of the period (in shares) | shares	20,437,584		16,403,126
Expected to vest | shares	20,437,584	20,437,584
Weighted-average grant date fair value
Unvested at the beginning of the period (in dollars per share) | $ / shares		$ 4.22
Granted (in dollars per share) | $ / shares		6.04
Vested (in dollars per share) | $ / shares		4.00
Forfeited (in dollars per share) | $ / shares		6.75
Unvested at the ending of the period (in dollars per share) | $ / shares		4.98
Expected to vest (in dollars per share) | $ / shares		$ 4.98
Stock-based compensation expense | ¥	¥ 146,996		¥ 185,138	¥ 38,272
Unrecognized compensation expense | ¥	¥ 647,997	$ 647,997
Weighted average remaining service period	3 years 4 months 17 days